Share Capital - Summary of Share-based Compensation Recorded for Each Type of Award (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	$ 1,696	$ 1,866	$ 2,961	$ 3,286
Options
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	847	868	1,527	1,756
RSUs
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	670	643	1,095	987
DSUs
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	$ 179	$ 355	$ 339	$ 543